UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 2011

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW OCTOBER 05, 2011

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   60
Form 13F
Information Table Value Total: 784,909 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

Alexandria Real COM	015271109	 3,587 	 58,435 	SH		SOLE	01	 58,435
Alliance Data S	COM	018581108	 1,585 	 17,100 	SH		SOLE	01	 17,100
Allscripts Hea	COM	01988P108	 3,442 	 191,000 	SH		SOLE	01	 191,000
America MoSPONSORED ADR	02364W105	 1,064 	 48,200 	SH		SOLE	01	 48,200
American Campus COM	024835100	 42,203 1,134,183 	SH		SOLE	01	 1,134,183
Apple Inc	COM	037833100	 4,243 	 11,127 	SH		SOLE	01	 11,127
Boeing Co/The	COM	097023105	 1,554 	 25,680 	SH		SOLE	01	 25,680
Boston Properti	COM	101121101	 8,616 	 96,699 	SH		SOLE	01	 96,699
Camden Propert	COM	133131102	 37,265 674,359 	SH		SOLE	01	 674,359
Capital One F	COM	14040H105	 1,464 	 36,948 	SH		SOLE	01	 36,948
Cardtronics Inc	COM	14161H108	 3,530 	 154,000 	SH		SOLE	01	 154,000
Caterpillar Inc	COM	149123101	 3,601 	 48,773 	SH		SOLE	01	 48,773
CBL & AssociatesCOM	124830100	 278 	 24,504 	SH		SOLE	01	 24,504
Central Fund of COM	153501101	 6,782 	 312,949 	SH		SOLE	01	 312,949
Chatham Lodging COM	16208T102	 5,224 	 526,581 	SH		SOLE	01	 526,581
Check Point SoftCOM	M22465104	 4,645 	 88,038 	SH		SOLE	01	 88,038
Coach Inc	COM	189754104	 1,768 	 34,117 	SH		SOLE	01	 34,117
Coca-Cola SPONSORED ADR	191241108	 2,165 	 24,400 	SH		SOLE	01	 24,400
Coresite Realt	COM	21870Q105	 5,960 	 415,335 	SH		SOLE	01	 415,335
CubeSmart	COM	229663109	 17,693 2,074,189 	SH		SOLE	01	 2,074,189
Digital Realty 	COM	253868103	 28,157 510,461 	SH		SOLE	01	 510,461
DIRECTV		COM	25490A101	 4,607 	 108,981 	SH		SOLE	01	 108,981
Douglas Emmett 	COM	25960P109	 26,174 1,530,626 	SH		SOLE	01	 1,530,626
DuPont Fabros 	COM	26613Q106	 59,173 3,005,230 	SH		SOLE	01	 3,005,230
Equity Lifesty	COM	29472R108	 231 	 3,684 		SH		SOLE	01	 3,684
Equity Reside	COM	29476L107	 38,581 743,796 	SH		SOLE	01	 743,796
Esterline Tech	COM	297425100	 1,659 	 32,000 	SH		SOLE	01	 32,000
Exxon Mobil 	COM	30231G102	 1,598 	 22,000 	SH		SOLE	01	 22,000
Federal Realty	COM	313747206	 165 	 2,001 		SH		SOLE	01	 2,001
Franklin Resour	COM	354613101	 3,778 	 39,500 	SH		SOLE	01	 39,500
General Electri	COM	369604103	 1,772 	 116,400 	SH		SOLE	01	 116,400
General Growth 	COM	370023103	 22,714 1,877,162 	SH		SOLE	01	 1,877,162
Gilead Sciences COM	375558103	 4,167 	 107,396 	SH		SOLE	01	 107,396
Goldcorp Inc	COM	380956409	 1,619 	 33,675 	SH		SOLE	01	 33,675
HCP Inc		COM	40414L109	 3,913 	 111,602 	SH		SOLE	01	 111,602
Health Care REITCOM	42217K106	 2,918 	 62,360 	SH		SOLE	01	 62,360
Herbalife Ltd	COM	G4412G101	 4,825 	 90,021 	SH		SOLE	01	 90,021
Home Properties COM	437306103	 31,204 549,760 	SH		SOLE	01	 549,760
Host Hotels & 	COM	44107P104	 21,209 1,938,665 	SH		SOLE	01	 1,938,665
Intuit Inc	COM	461202103	 4,209 	 88,719 	SH		SOLE	01	 88,719
Joy Global Inc	COM	481165108	 1,883 	 30,187 	SH		SOLE	01	 30,187
Kimco Realty Co	COM	49446R109	 21,994 1,463,324 	SH		SOLE	01	 1,463,324
LaSalle Hotel PrCOM	517942108	 28,881 1,504,229 	SH		SOLE	01	 1,504,229
LKQ Corp	COM	501889208	 4,322 	 178,872 	SH		SOLE	01	 178,872
Macerich Co/The	COM	554382101	 30 	 710 		SH		SOLE	01	 710
NII Holdings In	COM	62913F201	 2,510 	 93,135 	SH		SOLE	01	 93,135
Occidental Petr	COM	674599105	 2,789 	 39,000 	SH		SOLE	01	 39,000
Philip Morris I	COM	718172109	 2,059 	 33,000 	SH		SOLE	01	 33,000
Public Storage	COM	74460D109	 51,893  466,031 	SH		SOLE	01	 466,031
Regency Centers	COM	758849103	 999 	 28,275 	SH		SOLE	01	 28,275
Silver Wheaton 	COM	828336107	 2,066 	 66,783 	SH		SOLE	01	 66,783
Simon Property 	COM	828806109	 130,350 1,185,217 	SH		SOLE	01	 1,185,217
Steven Madden	COM	556269108	 3,438 	 114,221 	SH		SOLE	01	 114,221
Tanger Factory	COM	875465106	 27,702 1,065,055 	SH		SOLE	01	 1,065,055
Taubman Centers	COM	876664103	 29,213 580,660 	SH		SOLE	01	 580,660
Tidewater Inc	COM	886423102	 1,262 	 30,000 	SH		SOLE	01	 30,000
Vale SA	SPONSORED ADR	91912E105	 3,260 	 142,983 	SH		SOLE	01	 142,983
Vitamin Shoppe 	COM	92849E101	 3,272 	 87,391 	SH		SOLE	01	 87,391
Vornado Realty 	COM	929042109	 45,134 604,853 	SH		SOLE	01	 604,853
Whiting Petrole	COM	966387102	 2,513 	 71,650 	SH		SOLE	01	 71,650